CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Feb. 22, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net (loss)/profit	$ 3,706	$ (36)	$ (294)	$ (32)	$ (605)
Other comprehensive gain, net of tax, relating to continuing operations:
Actuarial gain relating to pension	1	3	0	3	0
Other comprehensive gain, net of tax, relating to discontinued operations:
Recycling of accumulated other comprehensive loss on sale of Paratus Energy Services	16	0	0	0	0
Change in fair value of debt component of Archer convertible bond	(1)	0	0	0	1
Share in results from associated companies	(2)	0	5	0	4
Other comprehensive income	14	3	5	3	5
Total comprehensive (loss)/income for the period	$ 3,720	$ (33)	$ (289)	$ (29)	$ (600)